Fair Value Measures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measures [Abstract]
Partnership's Derivative Assets And Liabilities Measured At Fair Value On A Recurring Basis
The following table presents the Partnership’s derivative assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at December 31, 2012			Fair Value Measurement at December 31, 2011
	Fair Value Total	Level 2	Level 3	Fair Value Total	Level 2	Level 3
Assets
Commodity Derivatives:
Natural Gas	$2	$2	$—	$4	$4	$—
Natural Gas Liquids	1	1	—	—	—	—
Condensate	2	2	—	—	—	—
Total Assets	$5	$5	$—	$4	$4	$—
Liabilities
Commodity Derivatives:
Natural Gas	5	5	—	—	—	—
Natural Gas Liquids	1	1	—	9	9	—
Condensate	—	—	—	2	2	—
Embedded Derivatives in Series A Preferred Units	25	—	25	39	—	39
Total Liabilities	$31	$6	$25	$50	$11	$39

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the material unobservable inputs used to estimate the fair value of the embedded derivatives in the Series A Preferred Units:

Unobservable Input	December 31, 2012
Credit Spread	6.49%
Volatility	21.38%

Changes In Level 3 Derivatives Measured On A Recurring Basis
The following table presents the changes in Level 3 derivatives measured on a recurring basis for the years ended December 31, 2012 and 2011. There were no transfers between Level 2 and Level 3 derivatives for the years ended December 31, 2012 and 2011.

Embedded Derivatives in Series A Preferred Units
Balance at January, 2011	$57
Change in fair value	(18)
Balance at December 31, 2011	39
Change in fair value	(14)
Balance at December 31, 2012	$25